Commitments and Contingencies (Details 2)			1 Months Ended		3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Jun. 19, 2015 USD ($) ft²	Jun. 26, 2014 EUR (€) item shares	Sep. 30, 2015 EUR (€)	May. 31, 2015 EUR (€)	Dec. 31, 2015 EUR (€) item	Sep. 30, 2013 USD ($) item	Dec. 31, 2013 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 EUR (€)	Apr. 30, 2015 EUR (€)	Mar. 31, 2015 $ / shares	Mar. 31, 2015 EUR (€)	Mar. 25, 2015 EUR (€)	Mar. 20, 2015 shares	Aug. 31, 2014 $ / shares
Commitments and Contingencies
Area of office space | ft²	6,008
Base rent | $	$ 29,539
Annual increase in monthly rent | $	500
Future minimum lease payments | $	$ 1,054,909
Gross aggregate proceeds | $							$ 519,806	$ 1,250,000	$ 450,000	$ 1,100,000
Number of warrants issued to purchase shares of common stock (in shares) | shares																	236,606
Exercise price (in dollars per share) | $ / shares																		$ 6.40
Convertible promissory notes
Commitments and Contingencies
Gross aggregate proceeds | $						$ 525,000
Interest rate (as a percent)						8.00%
Number of Convertible Promissory Notes Issued | item						4
Debt Instrument Number of Business Days After Date of Consummation of Initial Closing of First Equity Round of Financing when Debt Instrument Is Due						10 days
Transfer Agreement | SB300 | Scenario, Forecast
Commitments and Contingencies
Amount of product supplied at no cost (in Kg) | item					400
Transfer Agreement | Manufacturer
Commitments and Contingencies
Prepayment of start-up fee		€ 500,000	€ 500,000
Prepayment of start-up fee which is to be paid at the earlier to occur of September 15, 2014 or the closing date of an initial public offering		250,000
Prepayment of start-up fee which is to be paid at the time of installation and qualification of the Company's equipment		250,000
Prepayment related to technology transfer		620,000		€ 215,000												€ 310,000
Prepayment related to technology transfer which is to be paid within five days of the signature of the Transfer Agreement		310,000										€ 95,000	€ 215,000
Prepayment related to technology transfer which is to be paid after the delivery of a final study report		310,000
Prepayment for design of a portion of the Manufacturer's facility which is to be paid within five days of the signature of the Transfer Agreement		€ 100,000										20,000	150,000
Increase in prepayment for design of portion of manufacturer facility payable within specified days of signature of agreement																170,000
Period within which prepayment for design of a portion of the Manufacturer's facility is payable from signature of the Transfer Agreement		5 days
Prepayment Of StartUp Fee				500,000
Bonus fee payable		€ 300,000														€ 300,000
Bonus fee payable due within specified number of days of signature agreement													€ 150,000
Bonus fee paid				€ 150,000
Number of installments | item		2
Aggregate amount payable to Manufacturer upon the delivery of agreed-upon levels of satisfactory product pursuant to the agreement		€ 500,000										€ 250,000			€ 250,000
Number of warrants issued to purchase shares of common stock (in shares) | shares		16,666
Exercise price as a percentage of initial public offering price		90.00%
Exercise price (in dollars per share) | $ / shares														$ 6.30
Transfer Agreement | Manufacturer | Scenario, Forecast
Commitments and Contingencies
Bonus fee payable due within specified number of days of signature agreement					€ 150,000
Supply Agreement | API
Commitments and Contingencies
Advance payment | $											$ 49,090
Term of agreement			4 years